Borrowings - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2021	Dec. 31, 2020
Borrowings
Total amount of loan	$ 1,465,437	$ 1,439,603	$ 30,500	$ 1,344,817